SEGMENT INFORMATION - Capital Expenditures by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Capital expenditures	$ 17,701	$ 14,504	$ 91,545
Operating Segments | People Inc.
Segment Reporting Information [Line Items]
Capital expenditures	17,076	14,293	10,370
Operating Segments | Emerging & Other
Segment Reporting Information [Line Items]
Capital expenditures	0	0	7
Corporate
Segment Reporting Information [Line Items]
Capital expenditures	$ 625	$ 211	$ 81,168